Schedule of Investments (unaudited) April 30, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 115.0%

Alabama — 0.7%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$420	$432,646
Madison Water & Wastewater Board, Refunding RB, 3.00%, 12/01/50	510	505,237

		937,883

Arizona — 1.5%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,185	1,079,867
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35(a)	275	258,871
County of Maricopa Arizona IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	320	337,130
County of Pima IDA, RB, Imagine East Mesa Charter Schools Project, 5.00%, 07/01/49(a)	350	296,303

		1,972,171

California — 12.2%
California Health Facilities Financing Authority, Refunding RB, Adventist Health System West, Series A, 4.00%, 03/01/39	980	1,023,012
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(a)	1,200	1,211,052
California Statewide Communities Development Authority, RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46(a)	1,220	1,107,638
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	990	954,112
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	475	463,401
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	1,185	1,368,533
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,165	2,441,557
5.25%, 05/15/38	615	679,028

Security	Par (000)	Value

California (continued)
State of California, GO, Refunding, Various Purposes, 4.00%, 03/01/40	$540	$603,320
State of California, GO, Various Purposes, 6.00%, 03/01/33	660	662,284
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	2,100	2,385,558
State of California Public Works Board, RB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	610	681,309
Various Capital Projects, Series I, 5.50%, 11/01/33	1,500	1,700,985
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	460	527,896

		15,809,685

Colorado — 2.8%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	250	208,290
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(c)	1,000	508,820
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,750	1,935,973
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(b)	710	759,920
Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	210	196,106

		3,609,109

Delaware — 0.8%
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,035	1,035,217

Florida — 7.0%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	215	218,806
5.00%, 05/01/48	530	529,242
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	5,675	6,331,824

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-2(c):
0.00%, 10/01/46	$635	$213,258
0.00%, 10/01/47	610	196,237
0.00%, 10/01/48	430	132,401
0.00%, 10/01/49	355	104,530
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	180	186,043
5.38%, 05/01/47	185	190,650
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/23(b)	875	988,129

		9,091,120

Georgia — 3.8%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,320	2,693,868
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	705	678,302
4.00%, 01/01/59	1,335	1,240,161
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	260	250,154

		4,862,485

Illinois — 19.0%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/46	215	185,958
Project, 5.25%, 12/01/35	700	693,399
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	400	405,160
Dedicated Revenues, Series F, 5.00%, 12/01/23	290	296,925
Dedicated Revenues, Series G, 5.00%, 12/01/34	215	207,546
5.00%, 12/01/25	295	301,092
Chicago Board of Education, GO:
5.00%, 12/01/46	245	220,527
5.00%, 12/01/46	635	549,224
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	4,345	4,507,286

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	$560	$590,856
Sales Tax Receipts, 5.25%, 12/01/36	1,500	1,580,760
Sales Tax Receipts, 5.25%, 12/01/40	1,750	1,840,072
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	580	587,795
5.25%, 12/01/43	2,660	2,656,489
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	1,750	1,832,687
Metropolitan Pier & Exposition Authority, RB:
Mccormick Place Expansion (BAM), 0.00%, 12/15/56(c)	2,165	386,821
McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	1,045	930,593
McCormick Place Expansion Project, Series A, 5.50%, 06/15/53	280	272,236
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
4.00%, 06/15/50	470	391,374
Bonds, Series B, 0.00%, 12/15/54(c)	3,020	370,433
Series B-2, 5.00%, 06/15/50	150	150,004
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,055	1,107,613
6.00%, 06/01/21	300	316,587
State of Illinois, GO:
5.25%, 02/01/31	730	710,093
5.25%, 02/01/32	1,500	1,444,455
5.50%, 07/01/33	1,500	1,459,155
5.50%, 07/01/38	340	321,154
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	225	220,808

		24,537,102

Indiana — 1.2%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	125	123,572
6.75%, 01/15/43	185	177,097
6.88%, 01/15/52	375	354,784

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	$500	$488,400
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	520	461,516

		1,605,369

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	905	862,881
Midwestern Disaster Area, 5.25%, 12/01/25	625	621,919

		1,484,800

Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	475	421,391

Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,095	1,108,764
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	740	740,666

		1,849,430

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	680	706,030

Maryland — 0.7%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	135	126,876
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	770	819,811

		946,687

Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	790	823,686
UMass Boston Student Housing Project, 5.00%, 10/01/41	500	503,510

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued):
UMass Boston Student Housing Project, 5.00%, 10/01/48	$875	$872,156
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, 5.00%, 01/01/45	375	388,264
Trustees of Deerfield Academy, 5.00%, 10/01/40	375	380,295
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	300	310,731

		3,278,642

Michigan — 1.0%
Grand Traverse County Hospital Finance Authority, RB, Munson Health Care Obligated Group, Series A, 5.00%, 07/01/44	1,110	1,238,782

Minnesota — 4.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	1,790	1,910,771
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,665	2,707,187
5.25%, 02/15/58	560	609,560

		5,227,518

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	125	113,449

New Jersey — 9.3%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/39	265	255,009
New Jersey EDA, RB, School Facilities Construction, Series EEE, 5.00%, 06/15/43	2,030	1,969,303
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,145	1,147,507
Transportation Program Bonds, Series S, 5.00%, 06/15/46	1,045	1,000,661
Transportation System, Series AA, 5.50%, 06/15/39	2,245	2,272,322
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	640	666,669

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	$630	$703,924
Series A, 5.25%, 06/01/46	1,515	1,614,505
Sub-Series B, 5.00%, 06/01/46	2,455	2,468,061

		12,097,961

New York — 11.9%
City of New York, GO, Multi Modal, Series D-1, 4.00%, 03/01/44	515	552,904
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	897,750
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	1,005	1,044,135
5.75%, 02/15/47	615	633,013
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/21(b)	500	534,245
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/22	400	406,336
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series B-1, 4.00%, 11/01/45	5,000	5,355,300
Port Authority of New York & New Jersey, ARB, Consolidated Bonds, 200th Series:
4.00%, 09/01/45	2,500	2,628,925
4.00%, 09/01/49	1,500	1,572,165
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60(e)	465	490,301
State of New York Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45	1,065	1,097,781
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	275	232,787

		15,445,642

North Carolina — 0.6%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55	260	265,504

Security	Par (000)	Value

North Carolina (continued)
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapel Hills, 5.00%, 02/01/45	$395	$511,687

		777,191

Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	1,725	1,526,073
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,385	1,491,742

		3,017,815

Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	560	576,229
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	850	814,266

		1,390,495

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	575	290,766

Pennsylvania — 3.5%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	420	403,746
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/44	660	697,699
Pennsylvania Turnpike Commission, RB, Series A(b): 5.63%, 12/01/20	1,645	1,690,221
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,530	1,699,601

		4,491,267

Puerto Rico — 5.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	620	610,762
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,135	1,078,080
5.13%, 07/01/37	325	306,862

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	$335	$332,226
6.00%, 07/01/44	610	609,890
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	1,204	276,872
Series A-1, 4.75%, 07/01/53	720	648,598
Series A-1, 5.00%, 07/01/58	2,672	2,495,701
Series A-2, 4.33%, 07/01/40	420	375,102
Series A-2, 4.78%, 07/01/58	770	693,146

		7,427,239

Rhode Island — 2.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	2,870	2,925,534
5.00%, 06/01/50	125	130,633

		3,056,167

South Carolina — 5.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,825	2,067,342
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	565	609,454
South Carolina Jobs-Economic Development Authority, RB, Hilton Head Christian Academy, 5.00%, 01/01/40(a)	385	324,636
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	950	1,026,370
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,500	1,576,590
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	210	219,251
Series A, 5.00%, 12/01/55	465	483,335
Series E, 5.25%, 12/01/55	945	1,000,566

		7,307,544

Tennessee — 0.5%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	240	223,819

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A (continued):
5.25%, 10/01/58	$355	$378,441

		602,260

Texas — 6.8%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 01/01/21(b)	2,560	2,649,011
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,140	1,253,442
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	1,510	1,532,182
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	1,500	1,594,290
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	285	308,193
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(b)	520	583,419
Texas Transportation Commission, RB, First Tier Toll Revenue:
CAB, 0.00%, 08/01/41(c)	1,000	368,090
CAB, 0.00%, 08/01/42(c)	875	304,859
5.00%, 08/01/57	235	237,573

		8,831,059

Virginia — 1.6%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	240	237,317
5.13%, 03/01/31	470	450,692
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/22(b)	425	454,746

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	$1,010	$956,975

		2,099,730

Washington — 1.1%
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/48(a)	1,405	1,353,113

West Virginia — 0.5%
City of Martinsburg West Virginia, RB, M/F Housing, Kings Daughters Apartments, Series A-1, 4.63%, 12/01/43	570	596,870

Wisconsin — 1.0%
Public Finance Authority, Refunding RB:
Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	735	698,052
Wingate University, Series A, 5.25%, 10/01/48	590	631,459

		1,329,511

Total Municipal Bonds — 115.0% (Cost — $146,666,319)		148,841,500

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 7.7%
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	1,839	2,086,598
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	3,700	3,737,666

Security	Par (000)	Value

California (continued)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(g)	$4,041	$4,085,476

		9,909,740
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(g)	1,480	1,426,809

District of Columbia — 0.9%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	1,051	1,141,582

Florida — 1.6%
Escambia County Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bonds, 4.00%, 08/15/45(g)	2,151	2,104,488

Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,057,154

Idaho — 1.6%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,900	2,069,499

Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,244	1,358,769

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,605	1,642,348

Michigan — 3.7%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,684	1,741,187

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	$2,883	$3,046,227

		4,787,414

New Jersey — 1.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	2,481	2,485,409

New York — 8.1%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,070	2,212,623
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	2,499	2,666,388
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,539,095
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	1,980	2,065,193

		10,483,299

North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	1,026	1,095,464

Pennsylvania — 6.8%
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, Series A, 4.00%, 07/01/49(g)	4,997	5,050,666
Pennsylvania Turnpike Commission, RB, Subordinate, Series A, 5.50%, 12/01/42	1,514	1,702,407

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	$1,830	$2,100,968

		8,854,041

Rhode Island — 1.9%
Rhode Island Health & Educational Building Corp., RB, Higher Education Facility, Series A, 4.00%, 09/15/47	2,207	2,416,627

Texas — 1.6%
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	1,140	1,226,537
3.75%, 09/01/49	809	870,331

		2,096,868

Virginia — 1.4%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(g)	1,473	1,767,694

Washington — 3.9%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B (AGM), 4.00%, 10/01/53	5,008	5,070,283

West Virginia — 1.4%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	1,671	1,766,038

Wisconsin — 2.7%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,436	1,541,702
4.45%, 05/01/57	1,794	1,927,163

		3,468,865

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 50.2% (Cost — $64,097,454)		65,002,391

Total Long-Term Investments — 165.2% (Cost — $210,763,773)		213,843,891

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

	Shares	Value

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.15%(h)(i)	1,219,955	$1,220,199

Total Short-Term Securities — 0.9% (Cost — $1,220,199)		1,220,199

Total Investments — 166.1% (Cost — $211,983,972)		215,064,090

Other Assets Less Liabilities — 2.0%		2,669,835

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.2)%		(36,525,389)

Preferred Shares, at Redemption Value — (39.9)%		(51,723,595)

Net Assets Applicable to Common Shares — 100.0%		$129,484,941

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between May 15, 2021 to August 1, 2039 is $10,396,761.

(h)	Annualized 7-day yield as of period end.

(i)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,202,995	—	(1,983,040	)(b)	1,219,955	$1,220,199	$18,596	$(271)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Currency Abbreviations

USD	United States Dollar

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

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Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal Income Investment Trust (BBF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$213,843,891	$—	$213,843,891
Short-Term Securities	1,220,199	—	—	1,220,199

Total	$1,220,199	$213,843,891	$—	$215,064,090

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(36,368,085)	$—	$(36,368,085)
VRDP Shares at Liquidation Value	—	(52,000,000)	—	(52,000,000)

	$—	$(88,368,085)	$—	$(88,368,085)

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